This Amendment to the Registration Statement has been signed by the Boards of
                  Trustees of the Registrant and the Portfolios

    As Filed With the Securities and Exchange Commission on October 15, 1999
                                                               File No. 33-44579
                                                                        811-6498
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   ----------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Pre-Effective Amendment No.                         [ ]
                         Post-Effective Amendment No. 33                     [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 35                             [X]

                              PIC INVESTMENT TRUST
               (Exact name of registrant as specified in charter)


         300 North Lake Avenue
             Pasadena, CA                                   91101-4106
(Address of Principal Executive Offices)                    (Zip Code)

       Registrant's Telephone Number (including area code): (626) 449-8500

                               WILLIAM T. WARNICK
                          Provident Investment Counsel
                              300 North Lake Avenue
                             Pasadena, CA 91101-4106
               (Name and address of agent for service of process)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)
     [ ]  on (date) pursuant to paragraph (b)
     [ ]  60 days after filing pursuant to paragraph (a)(i)
     [ ]  on (date) pursuant to paragraph (a)(i)
     [X]  75 days after filing pursuant to paragraph (a)(ii)
     [ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

    As filed with the Securities and Exchange Commission on October 15, 1999
                                                       Registration No. 33-44579
                                                               File No. 811-6498
================================================================================







                                     Part A

                                       of

                                    Form N-1A
                             REGISTRATION STATEMENT


                          PROVIDENT INVESTMENT COUNSEL

                              Concentrated Fund I

                            UAM Provident Focus Fund










================================================================================

                          PROVIDENT INVESTMENT COUNSEL

                               Concentrated Fund I

                                   ----------

                                   Prospectus
                                 December , 1999

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the Funds invest and the services available to shareholders.

                                    CONTENTS

Key Facts                       The Fund at a Glance
                                The Principal Goal and Strategy of the Fund
                                The Principal Risks of Investing in the Fund
                                Who May Want to Invest
                                Performance
                                Fees and Expenses
                                Structure of the Fund and the Portfolio
                                More Information About the Fund's Investments,
                                  Strategiesand Risks
                                Management
                                Your Account
                                Ways to Set Up Your Account
                                Calculation of Net Asset Value
                                How to Buy Shares
                                How to Sell Shares
                                Important Redemption Information
                                Investor Services

Shareholder Account Policies    Dividends, Capital Gains and Taxes
                                Distribution Options
                                Understanding Distributions
                                Transaction Details
                                Year 2000 Risk

KEY FACTS

THE FUND AT A GLANCE

Management: Provident Investment Counsel (PIC), located in Pasadena, California since 1951, is the Funds' Advisor. At December ,1999, total assets under PIC's management were over $ billion.

Structure: Unlike most mutual funds, the Fund's investment in portfolio securities is indirect. The Fund first invests all of its assets in the PIC Concentrated Portfolio. This Portfolio, in turn, acquires and manages individual securities. The Fund has the same investment objective as the PIC Concentrated Portfolio in which is invests. Investors should carefully consider this investment approach.

THE PRINCIPAL GOAL AND STRATEGY OF THE FUND

Goal: Long term growth of capital.

Strategy: Invests, through the PIC Concentrated Portfolio, in high quality growth stocks. In selecting investments, PIC does an analysis of individual companies and invests in those companies which are currently experiencing an above-average rate of earnings growth. The Fund normally concentrates its investments in a core group of 20-30 common stocks. The Fund is non-diversified. This means that with respect to 50% of its assets, it may make larger investments in individual companies than a fund that is diversified. However, with respect to the other 50% of its assets, the Fund may only invest 5% of its assets in any individual security.

THE PRINCIPAL RISKS OF INVESTING IN THE FUND

Market Risk: The value of the Fund's investments will vary from day to day. Value generally reflects market conditions, interest rates and other company, political and economic news. In the short term, stock prices can rise and fall dramatically in response to these factors. And stock prices may decline for extended periods. When you sell your shares, you may lose money.

Diversification Risk: Because the Fund has the ability to take larger positions in a smaller number of issuers, the Fund's share price may be more volatile than the share price of a diversified fund.

By itself, the Fund is not a complete, balanced investment plan. And the Fund cannot guarantee that it will reach its goal.

WHO MAY WANT TO INVEST

The Fund may be appropriate for investors who seek potentially high long-term returns, but are willing to accept the greater risk involved in investing in growth stocks. The Fund is designed for those investors seeking capital appreciation through a portfolio consisting of a small number of securities.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

Because the Portfolio has been in operation for less than a full calendar year, its total return bar chart and performance table have not been included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                                      None
Maximum deferred sales (load) charge
  (as a percentage of purchase or sale price whichever is less)            None
Redemption fee                                                             None
Exchange fee                                                               None

Annual Fund Operating Expenses*
(expenses that are deducted from Fund assets)

Management Fee (paid by the Portfolio)                                     0.90%
Distribution and Service (12b-1) Fees (paid by the Fund)                   0.15%
Other expenses **(paid by the Fund and the Portfolio)                      0.65%
Administration Fee to PIC (Paid by the Fund)                               0.20%

Total Annual Fund Operating Expenses                                       1.90%

Expense reimbursements***                                                  0.60%

Net expenses                                                               1.30%

* The table above and the Example below reflect the expenses of the Fund and the Portfolio.

** Other Expenses are estimated for the first fiscal year of the Fund and the Portfolio.

*** Pursuant to a contract with the Funds, PIC has contractually agreed to reimburse the Fund and Portfolio for investment advisory fees and other expenses for a ten-year period ending March 1, 2009. PIC reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if, within three subsequent years, the Fund's expenses are less than the limit agreed to by PIC.

EXAMPLES: These examples will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. These examples are only illustrations, and your actual costs may be higher or lower. Let's say, hypothetically, that the Fund's annual return is 5%, dividends and distributions are reinvested and that its operating expenses remain the same. For every $10,000 you invest, here's how much you would pay in total expenses for the time periods shown:

After 1 year                                                                $132
After 3 years                                                                412

STRUCTURE OF THE FUND AND THE PORTFOLIO

The Fund seeks its goal by investing all of its assets in the PIC Concentrated Portfolio. This PIC Portfolio then invests directly in securities. The PIC Concentrated Portfolio is a mutual fund with the same investment goal as the Fund investing in it.

The Portfolio may sell its shares to other funds and institutions as well as to the Fund. All who invest in the Portfolio do so on the same terms and conditions and pay a proportionate share of the Portfolio's expenses. However, these other funds may sell their shares to the public at prices different from the Fund's prices. This would be due to different sales charges or operating expenses, and it might result in different investment returns to these other funds' shareholders.

MORE INFORMATION ABOUT THE FUND'S INVESTMENTS, STRATEGIES AND RISKS

As described earlier, the Fund invests all of its assets in the PIC Concentrated Portfolio. This section gives more information about how this PIC Portfolio invests.

An investment committee of PIC formulates and implements an investment program for the Portfolio, including determining which securities should be bought and sold. PIC supports its selection of individual securities through intensive research and uses qualitative and quantitative disciplines to determine when securities should be sold. PIC's research professionals meet personally with the majority of the senior officers of the companies in the Portfolio to discuss their abilities to generate strong revenue and earnings growth in the future.

PIC's investment professionals focus on individual companies rather than trying to identify the best market sectors going forward. They seek out companies with significant management ownership of stock, strong management goals, plans and controls; leading proprietary positions in given market niches; and, finally, companies that may currently be under-researched by Wall Street analysts.

The value of the Portfolio's investments will vary from day to day in response to many factors. Value generally reflects market conditions, interest rates, and other company, political and economic news. In the short term, stock prices can rise and fall dramatically in response to these factors. And stock prices may decline for extended periods.

PIC normally invests the Portfolio's assets according to its investment strategy. However, the Portfolio may depart from its principal investment strategies by making short-term investments in cash equivalents for temporary, defensive purposes. At those times, the Fund would not be seeking its investment objective.

It is not anticipated that the annual portfolio turnover rate of the Portfolio will exceed 100%. However, PIC will not consider the rate of portfolio turnover to be a limiting factor in determining whether to purchase or sell securities in order to achieve a Fund's investment objective. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect a Fund's performance.

The Fund seeks long term growth of capital by investing in the PIC Concentrated Portfolio, which in turn invests primarily in equity securities. Under normal circumstances, the Portfolio will invest at least 90% of its assets in equity securities. In selecting investments for the Portfolio, PIC will include equity securities of companies of various sizes which are currently experiencing an above-average rate of earnings growth. The minimum market capitalization of a portfolio security is expected to be $1 billion, and the average market capitalization is currently approximately $30 billion. Equity securities in which the Portfolio invests typically average less than a 1% dividend.
Currently, approximately 70% of the equity securities in which the Portfolio invests are listed on the New York or American Stock Exchanges, and the remainder are traded on the NASDAQ system or are otherwise traded over-the-counter.

MANAGEMENT

PIC is the advisor to the PIC Concentrated Portfolio, in which the Fund invests. PIC's address is 300 North Lake Avenue, Pasadena, CA 91101. PIC traces its origins to an investment partnership formed in 1951. It is now an indirect, wholly owned subsidiary of United Asset Management Corporation (UAM), a publicly owned corporation with headquarters located at One International Place, Boston, MA 02110. UAM is principally engaged, through affiliated firms, in providing institutional investment management services. An investment committee of PIC formulates and implements an investment program for the Portfolio, including determining which securities should be bought and sold.

The Portfolio pays an investment advisory fee to PIC for managing the Portfolio's investments. The fee, as a percentage of net assets, is 0.90%.

YOUR ACCOUNT

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT

For your general investment needs

Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).

RETIREMENT

To shelter your retirement savings from taxes

Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.

* Individual Retirement Accounts (IRAs) allow anyone of legal age and under 70 1/2 with earned income to invest up to $2000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.

* Rollover IRAs retain special tax advantages for certain distributions from employer-sponsored retirement plans.

* Keogh or Corporate Profit Sharing and Money Purchase Pension Plans allow self-employed individuals or small business owners (and their employees) to make tax-deductible contributions for themselves and any eligible employees up to $30,000 per year.

* Simplified Employee Pension Plans (SEP-IRAs) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.

*    403(b)  Custodial  Accounts are  available to employees of most  tax-exempt
     institutions,   including   schools,   hospitals   and   other   charitable
     organizations.

* 401(k) Programs allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.

GIFTS OR TRANSFERS TO MINOR (UGMA, UTMA)

To invest for a child's education or other future needs

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).

TRUST

For money being invested by a trust

The trust must be established before an account can be opened.

BUSINESS OR ORGANIZATION

For investment needs of corporations, associations, partnerships or other groups

Does not require a special application.

CALCULATION OF NET ASSET VALUE

Once each business day, the Fund calculates its net asset value (NAV). NAV is calculated at the close of regular trading on the New York Stock Exchange
(NYSE), which is normally 4 p.m., Eastern time. NAV will not be calculated on days that the NYSE is closed for trading.

The Fund's assets are valued primarily on the basis of market quotations. If quotations are not readily available, assets are valued by a method that the Board of Trustees believes accurately reflects fair value.

DISTRIBUTION PLAN

The Trust has adopted a plan pursuant to Rule 12b-1 that allows the fund to pay distribution fees for the sale and distribution of its shares and for the services provided to its shareholders. The plan provides for the payment of a distribution fee at the annual rate of 0.15% of the Fund's average daily net assets. This fee is payable to PIC, as Distribution Coordinator. Because these fees are paid out of the Fund's assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

HOW TO BUY SHARES

The price you will pay to buy Fund shares is based on the Fund's NAV. Shares are purchased at the next NAV calculated after your investment is received and accepted.

If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Retirement investing also involves its own investment procedures. Call (800) 618-7643 for more information and a retirement application.

If you buy shares by check and then sell those shares within two weeks, the payment may be delayed for up to seven business days to ensure that your purchase check has cleared.

If you are investing by wire, please be sure to call (800) 618-7643 before sending each wire.

Minimum Investments

To open an account                                            $1 million

The Fund may, at its discretion, waive the minimum investment for employees and affiliates of PIC or any other person or organization deemed appropriate

For retirement accounts                                       $  250
To add to an account                                          $  250
For retirement plans                                          $  250
Through automatic investment plans                            $  100
Minimum Balance                                               $1,000
For retirement accounts                                       $  500

For Information: (800) 618-7643

TO INVEST

By Mail:                 Provident Investment Counsel Funds
                         P.O. Box 8943
                         Wilmington, DE 19899

By Wire: Call: (800) 618-7643 to set up an account and arrange a wire transfer

By Overnight Delivery:   Provident Investment Counsel Funds
                         400 Bellevue Parkway
                         Wilmington, DE 19809

HOW TO SELL SHARES

You can arrange to take money out of your account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received and accepted.

To sell shares in a non-retirement account, you may use any of the methods described on these two pages.

If you are selling some but not all of your shares, you must leave at least $1,000 worth of shares in the account to keep it open ($500 for retirement accounts).

Certain requests must include a signature guarantee. It is designed to protect you and the Fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

*    You wish to redeem more than $100,000 worth of shares,

*    Your account registration has changed within the last 30 days,

* The check is being mailed to a different address from the one on your account (record address), or

*    The check is being made payable to someone other than the account owner.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A notary public cannot provide a signature guarantee.

SELLING SHARES IN WRITING

Write a "letter of instruction" with:

*    Your name,

*    Your Fund account number,

*    The dollar amount or number of shares to be redeemed, and

*    Any other applicable requirements listed in the table at right.

*    Unless otherwise instructed, PIC will send a check to the record address.

Mail your letter to:     Provident Investment Counsel Funds
                         P.O. Box 8943
                         Wilmington, DE 19899

IMPORTANT REDEMPTION INFORMATION

                  Account Type            Special Requirements
                  ------------            --------------------
Phone             All account types       * Your telephone call must be received
(800) 618-7643    except retirement       by 4 p.m. Eastern time to be redeemed
                                          on that day (maximum check request
                                          $100,000).

Mail or in        Individual, Joint       * The letter of instructions must be
Person            Tenant, Sole Propri-    signed by all persons required to sign
                  etorship, UGMA,         for transactions, exactly as their
                  UTMA                    names appear on the account.

                  Retirement Account      * The account owner should complete a
                                          retirement distribution form. Call
                                          (800)618-7643 to request one.

                  Trust * The trustee must sign the letter indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

                  Business or             * At least one person authorized by
                  Organization            corporate resolutions to act on the
                                          account must sign the letter.

                                          * Include a corporate resolution with
                                          corporate seal or a signature
                                          guarantee.

                  Executor,               * Call (800)618-7643 for instructions.
                  Administrator,
                  Conservator,
                  Guardian

Wire              All account types       * You must sign up for the wire
                  except retirement       feature before using it. To verify
                                          that it is in place, call
                                          (800)618-7643. Minimum redemption
                                          wire: $5,000.

                                          * Your wire redemption request must be
                                          received by the Fund before 4 p.m.
                                          Eastern time for money to be wired the
                                          next business day.

INVESTOR SERVICES

PIC provides a variety of services to help you manage your account.

INFORMATION SERVICES

PIC's telephone representatives can be reached at (800) 618-7643.

Statements and reports that PIC sends to you include the following:

* Confirmation statements (after every transaction that affects your account balance or your account registration)

*    Annual and semi-annual shareholder reports (every six months)

TRANSACTION SERVICES

Exchange Privilege. You may sell your Provident Investment Counsel Concentrated Fund I shares and buy shares of any other Provident Investment Counsel Fund I by telephone or in writing. You may not exchange your Fund shares for shares of Provident Investment Counsel Small Cap Growth Fund I. Note that exchanges into each Fund are limited to four per calendar year, and that they may have tax consequences for you. Also see "Exchange Restrictions."

Systematic withdrawal plans let you set up periodic redemptions from your account. These redemptions take place on the 25th day of each month or, if that day is a weekend or holiday, on the prior business day.

REGULAR INVESTMENT PLANS

One easy way to pursue your financial goals is to invest money regularly. PIC offers convenient services that let you transfer money into your Fund account automatically. Automatic investments are made on the 20th day of each month or, if that day is a weekend or holiday, on the prior business day. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long term financial goals. Certain restrictions apply for retirement accounts. Call (800) 618-7643 for more information.

SHAREHOLDER ACCOUNT POLICIES

DIVIDENDS, CAPITAL GAINS AND TAXES

The Fund distributes substantially all of its net income and capital gains, if any, to shareholders each year in December.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call (800) 618-7643 for instructions. The Fund offers three options:

1. Reinvestment Option. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend distribution.

3. Cash Option. You will be sent a check for your dividend and capital gain distributions.

For retirement accounts, all distributions are automatically reinvested. When you are over 59 1/2 years old, you can receive distributions in cash.

When the Fund deducts a distribution from its NAV, the reinvestment price is the Fund's NAV at the close of business that day. Cash distribution checks will be mailed within seven days.

UNDERSTANDING DISTRIBUTIONS

As a Fund shareholder, you are entitled to your share of the Fund's net income and gains on its investments. The Fund passes its net income along to investors as distributions which are taxed as dividends; long term capital gain distributions are taxed as long term capital gains regardless of how long you have held your Fund shares. Every January, PIC will send you and the IRS a statement showing the taxable distributions.

Taxes on Transactions. Your redemptions--including exchanges to another Funds I--are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell or exchange them. Whenever you sell shares of a Fund, PIC will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether the sale resulted in a capital gain and, if so, the amount of the tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.

TRANSACTION DETAILS

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the Fund to withhold 31% of your taxable distributions and redemptions.

You may initiate many transactions by telephone. PIC may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. PIC will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the liability to redeem or exchange by telephone, call PIC for instructions.

The Fund reserves the right to suspend the offering of shares for a period of time. The Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions." Purchase orders may be refused if, in PIC's opinion, they would disrupt management of the Fund.

Please note this about purchases:

* All of your purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

*    PIC does not accept cash or third party checks.

* When making a purchase with more than one check, each check must have a value of at least $50.

* The Fund reserves the right to limit the number of checks processed at one time.

* If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent has incurred.

To avoid the collection period associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead.

You may buy shares of the Fund or sell them through a broker, who may charge you a fee for this service. If you invest through a broker or other institution, read its program materials for any additional service features or fees that may apply.

Certain financial institutions that have entered into sales agreements with PIC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

Please note this about redemptions:

* Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven days to pay you.

* Redemptions may be suspended or payment dates postponed beyond seven days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

* PIC reserves the right to deduct an annual maintenance fee of $12.00 from accounts with a value of less than $1,000. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher cost of servicing smaller accounts.

* PIC also reserves the right to redeem the shares and close your account if it has been reduced to a value of less than $1,000 as a result of a redemption or transfer, PIC will give you 30 days prior notice of its intention to close your account.

Please note this about exchanges

As a shareholder, you have the privilege of exchanging shares of a Provident Investment Counsel Fund I for shares of any other Provident Investment Counsel Fund I, other than Provident Investment Counsel Small Cap Growth Fund I. However, you should note the following:

*    The Fund you are exchanging into must be registered for sale in your state.

* You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.

*    Before exchanging into a Fund, read its prospectus.

*    Exchanges may have tax consequences for you.

* You may exchange Provident Investment Counsel Fund I shares only for other Provident Investment Counsel Fund I shares, other than Provident Investment Counsel Small Cap Growth Fund I.

* Because excessive trading can hurt fund performance and shareholders, each Fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a Fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for the purposes of the four exchange limit.

* Each Fund reserves the right to refuse exchange purchases by any person or group if, in PIC's judgment, a Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

YEAR 2000 RISK.

Like other business organizations around the world, the Fund could be adversely affected if the computer systems used by PIC and other service providers do not properly process and calculate information related to dates beginning January 1, 2000. This is commonly known as the "Year 2000 Issue." This situation may negatively affect the companies in which the Portfolios invest and by extension the value of the Fund's shares. PIC is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to its own computer systems, and it has obtained assurances from the Fund's other service providers that they are taking comparable steps. However, there can be no assurance that these actions will be sufficient to avoid any adverse impact on the Fund.

                          PROVIDENT INVESTMENT COUNSEL
                               Concentrated Fund I


For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-annual Reports: Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affect the Fund's performance during its last fiscal year.

Statement  of  Additional  Information  (SAI):  The SAI provides  more  detailed
information   about  the  Fund  and  is  incorporated  by  reference  into  this
Prospectus.

You can get free copies of the Fund's shareholder reports and SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                    Provident Investment Counsel
                    P.O. Box 8943
                    Wilmington, DE 19899
                    Telephone: 1-800-618-7643

You can review and copy information including the Fund's shareholder reports and SAI at the Public Reference Room of the Securities and Exchange Commission in
Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-800- SEC-0330. You can get text-only copies:

For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549- 6009 or by calling 1-800-SEC-0330.

Free of charge from the Commission's Internet website at http://www.sec.gov

                   (Investment Company Act File No. 811-6498)

                            UAM Provident Focus Fund

                                   ----------

                                   Prospectus
                                 December , 1999

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the Funds invest and the services available to shareholders.

                                    CONTENTS

Key Facts                       The Fund at a Glance
                                The Principal Goal and Strategy of the Fund
                                The Principal Risks of Investing in the Fund
                                Who May Want to Invest
                                Performance
                                Fees and Expenses
                                Structure of the Fund and the Portfolio
                                More Information About the Fund's Investments,
                                  Strategies and Risks
                                Management
                                Your Account
                                Ways to Set Up Your Account
                                Calculation of Net Asset Value
                                How to Buy Shares
                                How to Sell Shares
                                Important Redemption Information
                                Investor Services
Shareholder Account Policies    Dividends, Capital Gains and Taxes
                                Distribution Options
                                Understanding Distributions
                                Transaction Details
                                Year 2000 Risk

KEY FACTS

THE FUND AT A GLANCE

Management: Provident Investment Counsel (PIC), located in Pasadena, California since 1951, is the Funds' Advisor. At December ,1999, total assets under PIC's management were over $ billion.

Structure: Unlike most mutual funds, the Fund's investment in portfolio securities is indirect. The Fund first invests all of its assets in the PIC Concentrated Portfolio. This Portfolio, in turn, acquires and manages individual securities. The Fund has the same investment objective as the PIC Concentrated Portfolio in which is invests. Investors should carefully consider this investment approach.

THE PRINCIPAL GOAL AND STRATEGY OF THE FUND

Goal: Long term growth of capital.

Strategy: Invests, through the PIC Concentrated Portfolio, in high quality growth stocks. In selecting investments, PIC does an analysis of individual companies and invests in those companies which are currently experiencing an above-average rate of earnings growth. The Fund normally concentrates its investments in a core group of 20-30 common stocks. The Fund is non-diversified. This means that with respect to 50% of its assets, it may make larger investments in individual companies than a fund that is diversified. However, with respect to the other 50% of its assets, the Fund may only invest 5% of its assets in any individual security.

THE PRINCIPAL RISKS OF INVESTING IN THE FUND

Market Risk: The value of the Fund's investments will vary from day to day. Value generally reflects market conditions, interest rates and other company, political and economic news. In the short term, stock prices can rise and fall dramatically in response to these factors. And stock prices may decline for extended periods. When you sell your shares, you may lose money.

Diversification Risk: Because the Fund has the ability to take larger positions in a smaller number of issuers, the Fund's share price may be more volatile than the share price of a diversified fund.

By itself, the Fund is not a complete, balanced investment plan. And the Fund cannot guarantee that it will reach its goal.

WHO MAY WANT TO INVEST

The Fund may be appropriate for investors who seek potentially high long-term returns, but are willing to accept the greater risk involved in investing in growth stocks. The Fund is designed for those investors seeking capital appreciation through a portfolio consisting of a small number of securities.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

Because the Portfolio has been in operation for less than a full calendar year, its total return bar chart and performance table have not been included.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                                      None
Maximum deferred sales (load) charge
  (as a percentage of purchase or sale price whichever is less)            None
Redemption fee                                                             None
Exchange fee                                                               None

Annual Fund Operating Expenses*
(expenses that are deducted from Fund assets)

Management Fee (paid by the Portfolio)                                     0.90%
Distribution and Service (12b-1) Fees (paid by the Fund)                   0.15%
Other expenses **(paid by the Fund and the Portfolio)                      0.65%
Administration Fee to PIC (Paid by the Fund)                               0.20%

Total Annual Fund Operating Expenses                                       1.90%

Expense reimbursements***                                                  0.60%

Net expenses                                                               1.30%

* The table above and the Example below reflect the expenses of the Fund and the Portfolio.

** Other Expenses are estimated for the first fiscal year of the Fund and the Portfolio.

*** Pursuant to a contract with the Funds, PIC has contractually agreed to reimburse the Fund and Portfolio for investment advisory fees and other expenses for a ten-year period ending March 1, 2009. PIC reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if, within three subsequent years, the Fund's expenses are less than the limit agreed to by PIC.

EXAMPLES: These examples will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. These examples are only illustrations, and your actual costs may be higher or lower. Let's say, hypothetically, that the Fund's annual return is 5%, dividends and distributions are reinvested and that its operating expenses remain the same. For every $10,000 you invest, here's how much you would pay in total expenses for the time periods shown:

After 1 year                                                                $132
After 3 years                                                                412

STRUCTURE OF THE FUND AND THE PORTFOLIO

The Fund seeks its goal by investing all of its assets in the PIC Concentrated Portfolio. This PIC Portfolio then invests directly in securities. The PIC Concentrated Portfolio is a mutual fund with the same investment goal as the Fund investing in it.

The Portfolio may sell its shares to other funds and institutions as well as to the Fund. All who invest in the Portfolio do so on the same terms and conditions and pay a proportionate share of the Portfolio's expenses. However, these other funds may sell their shares to the public at prices different from the Fund's prices. This would be due to different sales charges or operating expenses, and it might result in different investment returns to these other funds' shareholders.

MORE INFORMATION ABOUT THE FUND'S INVESTMENTS, STRATEGIES AND RISKS

As described earlier, the Fund invests all of its assets in the PIC Concentrated Portfolio. This section gives more information about how this PIC Portfolio invests.

An investment committee of PIC formulates and implements an investment program for the Portfolio, including determining which securities should be bought and sold. PIC supports its selection of individual securities through intensive research and uses qualitative and quantitative disciplines to determine when securities should be sold. PIC's research professionals meet personally with the majority of the senior officers of the companies in the Portfolio to discuss their abilities to generate strong revenue and earnings growth in the future.

PIC's investment professionals focus on individual companies rather than trying to identify the best market sectors going forward. They seek out companies with significant management ownership of stock, strong management goals, plans and controls; leading proprietary positions in given market niches; and, finally, companies that may currently be under-researched by Wall Street analysts.

The value of the Portfolio's investments will vary from day to day in response to many factors. Value generally reflects market conditions, interest rates, and other company, political and economic news. In the short term, stock prices can rise and fall dramatically in response to these factors. And stock prices may decline for extended periods.

PIC normally invests the Portfolio's assets according to its investment strategy. However, the Portfolio may depart from its principal investment strategies by making short-term investments in cash equivalents for temporary, defensive purposes. At those times, the Fund would not be seeking its investment objective.

It is not anticipated that the annual portfolio turnover rate of the Portfolio will exceed 100%. However, PIC will not consider the rate of portfolio turnover to be a limiting factor in determining whether to purchase or sell securities in order to achieve a Fund's investment objective. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect a Fund's performance.

The Fund seeks long term growth of capital by investing in the PIC Concentrated Portfolio, which in turn invests primarily in equity securities. Under normal circumstances, the Portfolio will invest at least 90% of its assets in equity securities. In selecting investments for the Portfolio, PIC will include equity securities of companies of various sizes which are currently experiencing an above-average rate of earnings growth. The minimum market capitalization of a portfolio security is expected to be $1 billion, and the average market capitalization is currently approximately $30 billion. Equity securities in which the Portfolio invests typically average less than a 1% dividend.
Currently, approximately 70% of the equity securities in which the Portfolio invests are listed on the New York or American Stock Exchanges, and the remainder are traded on the NASDAQ system or are otherwise traded over-the-counter.

MANAGEMENT

PIC is the advisor to the PIC Concentrated Portfolio, in which the Fund invests. PIC's address is 300 North Lake Avenue, Pasadena, CA 91101. PIC traces its origins to an investment partnership formed in 1951. It is now an indirect, wholly owned subsidiary of United Asset Management Corporation (UAM), a publicly owned corporation with headquarters located at One International Place, Boston, MA 02110. UAM is principally engaged, through affiliated firms, in providing institutional investment management services. An investment committee of PIC formulates and implements an investment program for the Portfolio, including determining which securities should be bought and sold.

The Portfolio pays an investment advisory fee to PIC for managing the Portfolio's investments. The fee, as a percentage of net assets, is 0.90%.

YOUR ACCOUNT

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT

For your general investment needs

Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).

RETIREMENT

To shelter your retirement savings from taxes

Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.

* Individual Retirement Accounts (IRAs) allow anyone of legal age and under 70 1/2 with earned income to invest up to $2000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.

* Rollover IRAs retain special tax advantages for certain distributions from employer-sponsored retirement plans.

* Keogh or Corporate Profit Sharing and Money Purchase Pension Plans allow self-employed individuals or small business owners (and their employees) to make tax-deductible contributions for themselves and any eligible employees up to $30,000 per year.

* Simplified Employee Pension Plans (SEP-IRAs) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.

*    403(b)  Custodial  Accounts are  available to employees of most  tax-exempt
     institutions,   including   schools,   hospitals   and   other   charitable
     organizations.

* 401(k) Programs allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.

GIFTS OR TRANSFERS TO MINOR (UGMA, UTMA)

To invest for a child's education or other future needs

These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).

TRUST

For money being invested by a trust

The trust must be established before an account can be opened.

BUSINESS OR ORGANIZATION

For investment needs of corporations, associations, partnerships or other groups

Does not require a special application.

CALCULATION OF NET ASSET VALUE

Once each business day, the Fund calculates its net asset value (NAV). NAV is calculated at the close of regular trading on the New York Stock Exchange
(NYSE), which is normally 4 p.m., Eastern time. NAV will not be calculated on days that the NYSE is closed for trading.

The Fund's assets are valued primarily on the basis of market quotations. If quotations are not readily available, assets are valued by a method that the Board of Trustees believes accurately reflects fair value.

DISTRIBUTION PLAN

The Trust has adopted a plan pursuant to Rule 12b-1 that allows the fund to pay distribution fees for the sale and distribution of its shares and for the services provided to its shareholders. The plan provides for the payment of a distribution fee at the annual rate of 0.15% of the Fund's average daily net assets. This fee is payable to PIC, as Distribution Coordinator. Because these fees are paid out of the Fund's assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

HOW TO BUY SHARES

The price you will pay to buy Fund shares is based on the Fund's NAV. Shares are purchased at the next NAV calculated after your investment is received and accepted.

If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Retirement investing also involves its own investment procedures. Call (800) ___-____ for more information and a retirement application.

If you buy shares by check and then sell those shares within two weeks, the payment may be delayed for up to seven business days to ensure that your purchase check has cleared.

If you are investing by wire, please be sure to call (800) ___-____ before sending each wire.

Minimum Investments

To open an account                                            $1 million

The Fund may, at its discretion, waive the minimum investment for employees and affiliates of PIC or any other person or organization deemed appropriate

For retirement accounts                                       $  250
To add to an account                                          $  250
For retirement plans                                          $  250
Through automatic investment plans                            $  100
Minimum Balance                                               $1,000
For retirement accounts                                       $  500

For Information: (800) ___-____

TO INVEST

By Mail:                 __________________________________
                         __________________________________
                         __________________________________

By Wire: Call: (800) ___-____ to set up an account and arrange a wire transfer

By Overnight Delivery:   __________________________________
                         __________________________________
                         __________________________________

HOW TO SELL SHARES

You can arrange to take money out of your account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received and accepted.

To sell shares in a non-retirement account, you may use any of the methods described on these two pages.

If you are selling some but not all of your shares, you must leave at least $1,000 worth of shares in the account to keep it open ($500 for retirement accounts).

Certain requests must include a signature guarantee. It is designed to protect you and the Fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

*    You wish to redeem more than $100,000 worth of shares,

*    Your account registration has changed within the last 30 days,

* The check is being mailed to a different address from the one on your account (record address), or

*    The check is being made payable to someone other than the account owner.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A notary public cannot provide a signature guarantee.

SELLING SHARES IN WRITING

Write a "letter of instruction" with:

*    Your name,

*    Your Fund account number,

*    The dollar amount or number of shares to be redeemed, and

*    Any other applicable requirements listed in the table at right.

*    Unless otherwise instructed, PIC will send a check to the record address.

Mail your letter to:     __________________________________
                         __________________________________
                         __________________________________

IMPORTANT REDEMPTION INFORMATION

                  Account Type            Special Requirements

Phone             All account types       * Your telephone call must be received
(800) ___-____    except retirement       by 4 p.m. Eastern time to be redeemed
                                          on that day (maximum check request
                                          $100,000).

Mail or in        Individual, Joint       * The letter of instructions must be
Person            Tenant, Sole Propri-    signed by all persons required to sign
                  etorship, UGMA,         for transactions, exactly as their
                  UTMA                    names appear on the account.

                  Retirement Account      * The account owner should complete a
                                          retirement distribution form. Call
                                          (800)618-7643 to request one.

                  Trust * The trustee must sign the letter indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

                  Business or             * At least one person authorized by
                  Organization            corporate resolutions to act on the
                                          account must sign the letter.

                                          * Include a corporate resolution with
                                          corporate seal or a signature
                                          guarantee.

                  Executor,               * Call (800)___-____ for instructions.
                  Administrator,
                  Conservator,
                  Guardian

Wire              All account types       * You must sign up for the wire
                  except retirement       feature before using it. To verify
                                          that it is in place, call
                                          (800)___-____. Minimum redemption
                                          wire: $5,000.

                                          * Your wire redemption request must be
                                          received by the Fund before 4 p.m.
                                          Eastern time for money to be wired the
                                          next business day.

INVESTOR SERVICES

PIC provides a variety of services to help you manage your account.

INFORMATION SERVICES

PIC's telephone representatives can be reached at (800)___-____.

Statements and reports that PIC sends to you include the following:

* Confirmation statements (after every transaction that affects your account balance or your account registration)

*    Annual and semi-annual shareholder reports (every six months)

TRANSACTION SERVICES

Exchange Privilege. You may sell your Provident Investment Counsel Concentrated Fund I shares and buy shares of any other Provident Investment Counsel Fund I by telephone or in writing. You may not exchange your Fund shares for shares of Provident Investment Counsel Small Cap Growth Fund I. Note that exchanges into each Fund are limited to four per calendar year, and that they may have tax consequences for you. Also see "Exchange Restrictions."

Systematic withdrawal plans let you set up periodic redemptions from your account. These redemptions take place on the 25th day of each month or, if that day is a weekend or holiday, on the prior business day.

REGULAR INVESTMENT PLANS

One easy way to pursue your financial goals is to invest money regularly. PIC offers convenient services that let you transfer money into your Fund account automatically. Automatic investments are made on the 20th day of each month or, if that day is a weekend or holiday, on the prior business day. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long term financial goals. Certain restrictions apply for retirement accounts. Call (800)___-____ for more information.

SHAREHOLDER ACCOUNT POLICIES

DIVIDENDS, CAPITAL GAINS AND TAXES

The Fund distributes substantially all of its net income and capital gains, if any, to shareholders each year in December.

DISTRIBUTION OPTIONS

When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call (800) ___-____ for instructions. The Fund offers three options:

1. Reinvestment Option. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Income-Earned Option. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend distribution.

3. Cash Option. You will be sent a check for your dividend and capital gain distributions. For retirement accounts, all distributions are automatically reinvested. When you are over 59 1/2 years old, you can receive distributions in cash.

When the Fund deducts a distribution from its NAV, the reinvestment price is the Fund's NAV at the close of business that day. Cash distribution checks will be mailed within seven days.

UNDERSTANDING DISTRIBUTIONS

As a Fund shareholder, you are entitled to your share of the Fund's net income and gains on its investments. The Fund passes its net income along to investors as distributions which are taxed as dividends; long term capital gain distributions are taxed as long term capital gains regardless of how long you have held your Fund shares. Every January, PIC will send you and the IRS a statement showing the taxable distributions.

Taxes on Transactions. Your redemptions--including exchanges to another Funds I--are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell or exchange them. Whenever you sell shares of a Fund, PIC will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether the sale resulted in a capital gain and, if so, the amount of the tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.

TRANSACTION DETAILS

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the Fund to withhold 31% of your taxable distributions and redemptions.

You may initiate many transactions by telephone. PIC may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. PIC will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the liability to redeem or exchange by telephone, call PIC for instructions.

The Fund reserves the right to suspend the offering of shares for a period of time. The Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions." Purchase orders may be refused if, in PIC's opinion, they would disrupt management of the Fund.

Please note this about purchases:

* All of your purchases must be made in U.S. dollars, and checks must be drawn on U.S. banks.

*    PIC does not accept cash or third party checks.

* When making a purchase with more than one check, each check must have a value of at least $50.

* The Fund reserves the right to limit the number of checks processed at one time.

* If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent has incurred.

To avoid the collection period associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead.

You may buy shares of the Fund or sell them through a broker, who may charge you a fee for this service. If you invest through a broker or other institution, read its program materials for any additional service features or fees that may apply.

Certain financial institutions that have entered into sales agreements with PIC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

Please note this about redemptions:

* Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven days to pay you.

* Redemptions may be suspended or payment dates postponed beyond seven days when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

* PIC reserves the right to deduct an annual maintenance fee of $12.00 from accounts with a value of less than $1,000. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher cost of servicing smaller accounts.

* PIC also reserves the right to redeem the shares and close your account if it has been reduced to a value of less than $1,000 as a result of a redemption or transfer, PIC will give you 30 days prior notice of its intention to close your account.

Please note this about exchanges

As a shareholder, you have the privilege of exchanging shares of a Provident Investment Counsel Fund I for shares of any other Provident Investment Counsel Fund I, other than Provident Investment Counsel Small Cap Growth Fund I. However, you should note the following:

*    The Fund you are exchanging into must be registered for sale in your state.

* You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.

*    Before exchanging into a Fund, read its prospectus.

*    Exchanges may have tax consequences for you.

* You may exchange Provident Investment Counsel Fund I shares only for other Provident Investment Counsel Fund I shares, other than Provident Investment Counsel Small Cap Growth Fund I.

* Because excessive trading can hurt fund performance and shareholders, each Fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a Fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for the purposes of the four exchange limit.

* Each Fund reserves the right to refuse exchange purchases by any person or group if, in PIC's judgment, a Portfolio would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

YEAR 2000 RISK.

Like other business organizations around the world, the Fund could be adversely affected if the computer systems used by PIC and other service providers do not properly process and calculate information related to dates beginning January 1, 2000. This is commonly known as the "Year 2000 Issue." This situation may negatively affect the companies in which the Portfolios invest and by extension the value of the Fund's shares. PIC is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to its own computer systems, and it has obtained assurances from the Fund's other service providers that they are taking comparable steps. However, there can be no assurance that these actions will be sufficient to avoid any adverse impact on the Fund.

                            UAM Provident Focus Fund

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-annual Reports: Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affect the Fund's performance during its last fiscal year.

Statement  of  Additional  Information  (SAI):  The SAI provides  more  detailed
information   about  the  Fund  and  is  incorporated  by  reference  into  this
Prospectus.

You can get free copies of the Fund's shareholder reports and SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                            _________________________

                            _________________________

                            _________________________

                            Telephone: 1-800 ___-____

You can review and copy information including the Fund's shareholder reports and SAI at the Public Reference Room of the Securities and Exchange Commission in
Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-800- SEC-0330. You can get text-only copies:

For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549- 6009 or by calling 1-800-SEC-0330.

Free of charge from the Commission's Internet website at http://www.sec.gov

                   (Investment Company Act File No. 811-6498)

    As filed with the Securities and Exchange Commission on October 15, 1999
                                                       Registration No. 33-44579
                                                               File No. 811-6498

================================================================================







                                     Part B

                                       of

                                    Form N-1A
                             REGISTRATION STATEMENT


                          PROVIDENT INVESTMENT COUNSEL

                              Concentrated Fund I

                            UAM Provident Focus Fund










================================================================================

                       Statement of Additional Information
                              Dated December __, 1999

     This Statement of Additional Information ("SAI") is not a prospectus, and it should be read in conjunction with the prospectus of the Provident Investment Counsel Concentrated Fund I series of PIC Investment Trust (the "Trust"). There are twelve other series of the Trust: the Provident Investment Counsel Balanced Fund A and B, Provident Investment Counsel Growth Fund A, B and I, Provident Investment Counsel Mid Cap Fund A and B, Provident Investment Counsel Small Company Growth Fund A, B and I, and Provident Investment Counsel Small Cap Growth Fund I. The Provident Investment Counsel Concentrated Fund I (the "Fund") invests in the PIC Concentrated Portfolio (the "Portfolio"). Provident Investment Counsel (the "Advisor") is the Advisor to the Portfolios. A copy of the prospectus may be obtained from the Trust at 300 North Lake Avenue, Pasadena, CA 91101-4106, telephone (626) 449-8500.

                                TABLE OF CONTENTS

Investment Objectives and Policies ......................................   B-2
Management ..............................................................   B-8
Custodian and Auditors ..................................................   B-12
Portfolio Transactions and Brokerage ....................................   B-12
Portfolio Turnover ......................................................   B-13
Additional Purchase and Redemption Information ..........................   B-13
Net Asset Value .........................................................   B-13
Taxation ................................................................   B-14
Dividends and Distributions .............................................   B-14
Performance Information .................................................   B-15
General Information .....................................................   B-16
Appendix ................................................................   B-18

                       INVESTMENT OBJECTIVES AND POLICIES

Introduction

     The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio. The Portfolio is a separate registered investment company with the same investment objective as the Fund. Since the Fund will invest not in any securities other than shares of the Portfolio, investors in the Fund will acquire only an indirect interest in the Portfolio. The Fund's and Portfolio's investment objective cannot be changed without shareholder approval.

     In addition to selling its shares to the Fund, the Portfolio may sell its shares to other mutual funds or institutional investors. All investors in a Portfolio invest on the same terms and conditions and pay a proportionate share of the Portfolio's expenses. However, other investors in the Portfolio may sell their shares to the public at prices different from those of the Fund as a result of the imposition of sales charges or different operating expenses. You should be aware that these differences may result in different returns from those of investors in other entities investing in the Portfolio. Information concerning other holders of interests in a Portfolio is available by calling
(800) 618-7643.

     The Trustees of the Trust believe that this structure may enable the Fund to benefit from certain economies of scale, based on the premise that certain of the expenses of managing an investment portfolio are relatively fixed and that a larger investment portfolio may therefore achieve a lower ratio of operating expenses to net assets. Investing the Fund's assets in the Portfolio may produce other benefits resulting from increased asset size, such as the ability to participate in transactions in securities which may be offered in larger denominations than could be purchased by the Fund alone. The Fund's investment in the Portfolio may be withdrawn by the Trustees at any time if the Board determines that it is in the best interests of the Fund to do so. If any such withdrawal were made, the Trustees would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment company or the retaining of an investment advisor to manage the Fund's assets directly.

     Whenever the Fund is requested to vote on matters pertaining to the Portfolio, the Fund will hold a meeting of its shareholders, and the Fund's votes with respect to the Portfolio will be cast in the same proportion as the shares of the Fund for which voting instructions are received.

Investment Objective

     The investment objective of the Fund is to provide long-term growth of capital. There is no assurance that the Fund will achieve its objective. The Fund will attempt to achieve its objective by investing all of its assets in shares of the Portfolio. The Portfolio is a diversified open-end management investment company having the same investment objective as the Fund. The discussion below supplements information contained in the prospectus as to investment policies of the Fund and the Portfolio. Because the investment characteristics of the Fund will correspond directly to those of the Portfolio, the discussion refers to those investments and techniques employed by the Portfolio.

Investment Restrictions

     The Trust (on behalf of the Fund) and the Portfolio have adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority," as defined in the Investment Company Act of 1940 (the "1940 Act"), of the outstanding voting securities of the Fund or the Portfolio. Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of the Fund or the Portfolio represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund or the Portfolio. Except with respect to borrowing, changes in values of assets of the Fund or Portfolio will not cause a violation of the investment restrictions so long as percentage restrictions are observed by the Fund or Portfolio at the time it purchases any security.

In addition, neither the Fund nor the Portfolio may:

     1. Issue senior securities, borrow money or pledge its assets, except that the Fund or Portfolio may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

     2. Make short sales of securities or maintain a short position;

     3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

     4. Write put or call options;

     5. Act as underwriter (except to the extent the Fund or Portfolio may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

     6. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities), except that the Fund may invest more than 25% of its assets in shares of the Portfolio;

     7. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Portfolio may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

     8. Purchase or sell commodities or commodity futures contracts, except that the Portfolio may purchase and sell stock index futures contracts;

     9. Invest in oil and gas limited partnerships or oil, gas or mineral leases;

     10. Make loans (except for purchases of debt securities consistent with the investment policies of the Fund and the Portfolio and except for repurchase agreements); or

     11. Make investments for the purpose of exercising control or management.

     The Portfolio observes the following restrictions as a matter of operating but not fundamental policy.

     The Portfolio may not:

     1. Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law; or

     2. Invest more than 15% of its net assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities issued under Rule 144A which are determined by the Board of Trustees to be liquid).

Securities and Investment Practices

     The discussion below supplements information contained in the prospectus as to investment policies of the Portfolio. PIC may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help the Portfolio achieve its goals.

Equity Securities

     Equity securities are common stocks and other kinds of securities that have the characteristics of common stocks. These other securities include bonds, debentures and preferred stocks which can be converted into common stocks. They also include warrants and options to purchase common stocks.

Short-Term Investments

     Short-Term Investments are debt securities that mature within a year of the date they are purchased by the Portfolio. Some specific examples of short-term investments are commercial paper, bankers' acceptances, certificates of deposit and repurchase agreements. The Portfolio will only purchase short-term investments which are "high quality," meaning the investments have been rated A-1 by Standard & Poor's Rating Group ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or have an issue of debt securities outstanding rated at least A by S&P or Moody's. The term also applies to short-term investments that PIC believes are comparable in quality to those with an A-1 or Prime-1 rating. U.S. Government securities are always considered to be high quality.

Repurchase Agreements

     Repurchase agreements are transactions in which the Fund or the Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

     Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund and the Portfolio intend to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Boards of Trustees. The Advisor will review and monitor the creditworthiness of such institutions under the Boards' general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the purchaser's ability to sell the collateral and the purchaser could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund and the Portfolio intend to comply with provisions under such Code that would allow them immediately to resell the collateral.

Futures Contracts

     The Portfolio may buy and sell stock index futures contracts. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts.

     Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. Entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities.

     A stock index futures contract may be used as a hedge by the Portfolio with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflects changes in the specified index of equity securities on which the future is based.

     There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Portfolio may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Portfolio than if it had not entered into any futures on stock indices.

     In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

     Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

Foreign Securities

     The Portfolio may invest in foreign issuers in foreign markets. In addition, the Portfolio may invest in American Depositary Receipts ("ADRs"), which are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets. A depositary may issue unsponsored ADRs without the consent of the foreign issuer of securities, in which case the holder of the ADR may incur higher costs and receive less information about the foreign issuer than the holder of a sponsored ADR. The Portfolio may not invest more than 20% of its total assets in foreign securities, and it will only purchase foreign securities or American Depositary Receipts which are listed on a national securities exchange or included in the NASDAQ system.

     Foreign securities and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments, especially those in developing countries, more volatile.

Forward Foreign Currency Exchange Contracts

     The Portfolio may enter into forward contracts with respect to specific transactions. For example, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Portfolio will thereby be to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

     The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Portfolio to sustain losses on these contracts and transaction costs. The Portfolio may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency or (2) the Portfolio maintains a segregated account as described below. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Portfolio will be served.

     At or before the maturity date of a forward contract that requires the Portfolio to sell a currency, the Portfolio may either sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

     The cost to the Portfolio of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Segregated Accounts

     When the Portfolio sells a futures contract or enters into a forward foreign currency exchange contract, it will establish a segregated account with its custodian bank, or a securities depository acting for it, to hold assets of the Portfolio in order to insure that the Portfolio will be able to meet its obligations. In the case of a forward foreign currency contract that has been entered into, liquid securities will be maintained in the segregated account in an amount sufficient to meet the Portfolio's obligations pursuant to the forward contract. In the case of a futures contract, liquid securities will be maintained in the segregated account equal in value to the current value of the underlying contract, less the margin deposits. The margin deposits are also held, in cash or U.S. Government securities, in the segregated account.

Debt Securities and Ratings

     Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after the Portfolio has acquired the security. The Advisor will consider whether the Portfolio should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

                                   MANAGEMENT

     The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. Likewise, the Portfolio has a Board of Trustees which has comparable responsibilities, including approving agreements with the Advisor. The day to day operations of the Trust and the Portfolio are delegated to their officers, subject to their investment objectives and policies and to general supervision by their Boards of Trustees.

     The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

Douglass B. Allen (age 37), Trustee        Vice President of the Advisor
and President of the Trust
300 North Lake Avenue
Pasadena, CA 91101

Jettie M. Edwards (age 53), Trustee        Consulting principal of
76 Seaview Drive                           Syrus Associates (consulting firm)
Santa Barbara, CA 93108

Richard N. Frank (age 76), Trustee         Chief Executive Officer, Lawry's
234 E. Colorado Blvd.                      Restaurants, Inc.; formerly Chairman
Pasadena, CA 91101                         of Lawry's Foods, Inc.

James Clayburn LaForce (age70), Trustee    Dean Emeritus, John E. Anderson
P.O. Box 1585                              Graduate School of Management,
Pauma Valley, CA 92061                     University of California, Los
                                           Angeles. Director of The BlackRock
                                           Funds. Trustee of Payden & Rygel
                                           Investment Trust. Director of the
                                           Timken Co., Rockwell International,
                                           Eli Lilly, Jacobs Engineering Group
                                           and Imperial Credit Industries.

Angelo R. Mozilo (age 60), Trustee         Vice Chairman and Executive Vice
155 N. Lake Avenue                         President of Countrywide Credit
Pasadena, CA 91101                         Industries (mortgage banking)

Wayne H. Smith (age 58), Trustee           Vice President and Treasurer of Avery
150 N. Orange Grove Blvd.                  Dennison Corporation (pressure
Pasadena, CA 91103                         sensitive material and office
                                           products manufacturer)

Aaron W. L. Eubanks, Sr. (age 37), Vice    Senior Vice President of the Advisor
President and Secretary of the Trust
300 North Lake Avenue
Pasadena, CA 91101

William T. Warnick, (age 31), Vice         Vice President of the Advisor
President and Treasurer of the Trust
300 North Lake Avenue
Pasadena, CA 91101

----------
* Denotes Trustees who are "interested persons" of the Trust and Portfolio under the 1940 Act.

     The following compensation was paid to each of the following Trustees. No other compensation or retirement benefits were received by any Trustee or officer from the Registrant or other registered investment company in the "Fund Complex."

                                                                           Deferred           Total
                           Aggregate     Aggregate       Deferred        Compensation     Compensation
                         Compensation  Compensation    Compensation     Accrued as Part  From Trust and
                             from          from       Accrued as Part    of Portfolios   Portfolios paid
Name of Trustee              Trust      Portfolios   of Trust Expenses     Expenses        to Trustee
---------------          ------------  ------------  -----------------  ---------------  ---------------
Jettie M. Edwards           $13,000       $     0         $    0            $    0           $13,000
Wayne H. Smith              $     0       $     0         $3,232            $    0           $ 3,232
Richard N. Frank            $     0       $     0         $    0            $3,191           $ 3,191
James Clayburn LaForce      $     0       $12,000         $    0            $    0           $12,000
Angelo R. Mozilo            $     0       $     0         $    0            $3,190           $ 3,190

     No person, to the knowledge of the Trust, owned more than 5% of the outstanding shares of the Fund as of October 15, 1999:

     As of October 15, 1999, shares of the Fund owned by the Trustees and officers as a group were less than 1%.

The Advisor

     The Trust does not have an investment advisor, although the Advisor performs certain administrative services for it, including providing certain officers and office space.

     The following information is provided about the Advisor and the Portfolio. Subject to the supervision of the Boards of Trustees of the Portfolio, investment management and services will be provided to the Portfolio by the Advisor, pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor will provide a continuous investment program for the Portfolio and make decisions and place orders to buy, sell or hold particular securities. In addition to the fees payable to the Advisor and the Administrator, the Portfolio and the Trust are responsible for their operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (v) legal and audit expenses; (vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Trust and its shares under federal or state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; (xi) such non-recurring expenses as may arise, including litigation affecting the Trust or the Portfolio and the legal obligations with respect to which the Trust or the Portfolio may have to indemnify their officers and Trustees; and (xii) amortization of organization costs.

     The Advisor is an indirect, wholly owned subsidiary of United Asset Management Corporation ("UAM"), a New York Stock Exchange listed holding company principally engaged, through affiliated firms, in providing institutional investment management services. For its services, the Advisor receives a fee from the Portfolio at an annual rate of 0.90% of its average daily net assets. However, the Advisor has agreed to limit the aggregate expenses of the Portfolio to 1.30% of average net assets.

     Under the Advisory Agreement, the Advisor will not be liable to the Portfolio for any error of judgment by the Advisor or any loss sustained by the Portfolio except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     The Advisory Agreement will remain in effect for two years from its execution. Thereafter, if not terminated, the Advisory Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio.

     The Advisory Agreement is terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolio at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreement also may be terminated by the Advisor on 60 days written notice to the Portfolio. The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

     The Advisor also provides certain administrative services to the Trust pursuant to Administration Agreements, including assisting shareholders of the Trust, furnishing office space and permitting certain employees to serve as officers and Trustees of the Trust. For its services, it earns a fee at the rate of 0.20% of the average net assets of each series of the Trust. However, the Advisor has agreed to limit the aggregate expenses of the Fund to 1.30% of its average daily net assets.

     The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if, within three subsequent years, the Fund's expenses are less than the limit agreed to by the Advisor.

The Administrator

     The Fund and the Portfolio each pay a monthly administration fee to Investment Company Administration, LLC for managing some of their business affairs. The Portfolio pays an annual administration fee of 0.10% of its average net assets, subject to an annual minimum of $45,000. The Fund pays an annual fee of $15,000.

The Distributor

     First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261E, Phoenix AZ 85018, is the Trust's principal underwriter.

Distribution Plan

     The Trustees and/or shareholders of the Trust have adopted, on behalf of the Fund, a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. The Fund will pay the Advisor, as Distribution Coordinator, a service fee at an annual rate of 0.15% of the Fund's average daily net assets. The Advisor will pay certain banks, trust companies, broker-dealers and other financial intermediaries (each, a "Participating Organization) out of the fees the Advisor receives from the Fund under the Plan to the extent that the Participating Organization performs shareholder servicing functions for the Fund owned by its customers.

                             CUSTODIAN AND AUDITORS

     The Trust's custodian, Provident National Bank, 200 Stevens Drive, Lester, PA 19113 is responsible for holding the Fund's assets. Provident Financial Processing Corporation, 400 Bellevue Parkway, Wilmington, DE 19809, acts as each Fund's transfer agent; its mailing address is P.O. Box 8943, Wilmington, DE 19899. The Trust's independent accountants, PricewaterhouseCoopers, LLP, 1177 Avenue of the Americas, New York, NY 10036, assist in the preparation of certain reports to the Securities and Exchange Commission and the Fund's tax returns.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Advisory Agreement states that in connection with its duties to arrange for the purchase and the sale of securities held by the Portfolio by placing purchase and sale orders for the Portfolio, the Advisor shall select such broker-dealers ("brokers") as shall, in its judgment, achieve the policy of "best execution," i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Advisory Agreement to consider the reliability, integrity and financial condition of the broker. The Advisor also is authorized by the Advisory
Agreement to consider whether the broker provides research or statistical information to the Portfolio and/or other accounts of the Advisor. The Advisor may select brokers who sell shares of the Portfolio or the Fund.

     The Advisory Agreement states that the commissions paid to brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Advisory Agreement provides that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Advisor shall be prepared to show that commissions paid (i) were for purposes contemplated by the Advisory Agreement;
(ii) were for products or services which provide lawful and appropriate assistance to its decision-making process; and (iii) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information.

     The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information assisting the Portfolio in the valuation of the Portfolio's investments. The research which the Advisor receives for the Portfolio's brokerage commissions, whether or not useful to the Portfolio, may be useful to it in managing the accounts of its other advisory clients. Similarly, the research received for the commissions may be useful to the Portfolio.

     Debt securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission although the price of the security usually includes a profit to the dealer. Money market instruments usually trade on a "net" basis as well. On occasion, certain money market instruments may be purchased by the Portfolio directly from an issuer in which case no commissions or discounts are paid. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

                               PORTFOLIO TURNOVER

     Although the Portfolio generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Portfolio's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See "Portfolio Transactions and Brokerage."

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Reference is made to "Ways to Set Up Your Account - How to Buy Shares - How To Sell Shares" in the prospectus for additional information about purchase and redemption of shares. You may purchase and redeem shares of the Fund on each day on which the New York Stock Exchange ("Exchange") is open for trading. The Exchange annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

                                NET ASSET VALUE

     The net asset value of the Portfolio's shares will fluctuate and is determined as of the close of trading on the Exchange (normally 4:00 p.m. Eastern time) each business day. The Portfolio's net asset value is calculated separately.

     The net asset value per share is computed by dividing the value of the securities held by the Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of interests in the Portfolio outstanding at such time.

     Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

                                    TAXATION

     The Fund will be taxed as a separate entity under the Internal Revenue Code (the "Code") and intends to elect to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. In each taxable year that the Fund qualifies, the Fund (but not their shareholders) will be relieved of federal income tax on its investment company taxable income (consisting generally of interest and dividend income, net short-term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.

     In order to qualify for treatment as a RIC, the Fund must distribute annually to shareholders at least 90% of its investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90%of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

     The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

                          DIVIDENDS AND DISTRIBUTIONS

     Dividends from the Fund's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares.

     Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by the Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

     The Fund is required to withhold 31% of all dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. The Fund also is required to withhold 31% of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.

                            PERFORMANCE INFORMATION

Total Return

     Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

             n
     P(1 + T)  = ERV

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Yield

     Annualized yield quotations used in the Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

     YIELD = 2 [(a-b + 1){6} - 1]
                 --
                 cd

where a equals dividends and interest earned during the period; b equals expenses accrued for the period, net of reimbursements; c equals the average daily number of shares outstanding during the period that are entitled to receive dividends and; d equals the maximum offering price per share on the last day of the period.

     Except as noted below, in determining net investment income earned during the period ("a" in the above formula), the Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the Fund, net investment income is then determined by totaling all such interest earned.

     For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

Other information

     Performance data of the Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

                              GENERAL INFORMATION

     The Fund is a non-diversified series of the Trust, which is an open-end investment management company, organized as a Delaware business trust on December 11, 1991. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends. The Board of Trustees has created twelve series of shares, and may create additional series in the future, which have separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

     The Fund is one of a series of shares, each having separate assets and liabilities, of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability for its acts or obligations and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations.

     The Declaration of Trust further provides the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. It is not contemplated that regular annual meetings of shareholders will be held.

     The Declaration of Trust provides that the shareholders have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of ten per cent of its shares. In addition, ten shareholders holding the lesser of $25,000 worth or one per cent of the shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communication to all other shareholders. Except for a change in the name of the Trust, no amendment may be made to the Declaration of Trust without the affirmative vote of the holders of more than 50% of its outstanding shares. The holders of shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth above. The Trust may be terminated upon the sale of its assets to another issuer, if such sale is approved by the vote of the holders of more than 50% of its outstanding shares, or upon liquidation and distribution of its assets, if approved by the vote of the holders of more than 50% of its shares. If not so terminated, the Trust will continue indefinitely.

     Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

                                    APPENDIX

Description of Ratings
Moody's Investors Service, Inc.: Corporate Bond Ratings

     Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's Ratings Group: Corporate Bond Ratings

     AAA--This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Commercial Paper Ratings

     Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

     Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

                            UAM Provident Focus Fund

                       Statement of Additional Information
                              Dated December __, 1999

     This Statement of Additional Information ("SAI") is not a prospectus, and it should be read in conjunction with the prospectus of the UAM Provident Focused Fund series of PIC Investment Trust (the "Trust"). There are twelve other series of the Trust: the Provident Investment Counsel Balanced Fund A and B, Provident Investment Counsel Growth Fund A, B and I, Provident Investment Counsel Mid Cap Fund A and B, Provident Investment Counsel Small Company Growth Fund A, B and I, and Provident Investment Counsel Small Cap Growth Fund I. The Provident Investment Counsel Concentrated Fund I (the "Fund") invests in the PIC Concentrated Portfolio (the "Portfolio"). Provident Investment Counsel (the "Advisor") is the Advisor to the Portfolios. A copy of the prospectus may be obtained from the Trust at 300 North Lake Avenue, Pasadena, CA 91101-4106, telephone (626) 449-8500.

                                TABLE OF CONTENTS

Investment Objectives and Policies                                          B-2
Management                                                                  B-9
Custodian and Auditors                                                      B-12
Portfolio Transactions and Brokerage                                        B-12
Portfolio Turnover                                                          B-13
Additional Purchase and Redemption Information                              B-13
Net Asset Value                                                             B-14
Taxation                                                                    B-14
Dividends and Distributions                                                 B-15
Performance Information                                                     B-15
General Information                                                         B-17
Appendix                                                                    B-18

                       INVESTMENT OBJECTIVES AND POLICIES

Introduction

     The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio. The Portfolio is a separate registered investment company with the same investment objective as the Fund. Since the Fund will invest not in any securities other than shares of the Portfolio, investors in the Fund will acquire only an indirect interest in the Portfolio. The Fund's and Portfolio's investment objective cannot be changed without shareholder approval.

         In addition to selling its shares to the Fund, the Portfolio may sell its shares to other mutual funds or institutional investors. All investors in a Portfolio invest on the same terms and conditions and pay a proportionate share of the Portfolio's expenses. However, other investors in the Portfolio may sell their shares to the public at prices different from those of the Fund as a result of the imposition of sales charges or different operating expenses. You should be aware that these differences may result in different returns from those of investors in other entities investing in the Portfolio. Information concerning other holders of interests in a Portfolio is available by calling
(800) __-____.

     The Trustees of the Trust believe that this structure may enable the Fund to benefit from certain economies of scale, based on the premise that certain of the expenses of managing an investment portfolio are relatively fixed and that a larger investment portfolio may therefore achieve a lower ratio of operating expenses to net assets. Investing the Fund's assets in the Portfolio may produce other benefits resulting from increased asset size, such as the ability to participate in transactions in securities which may be offered in larger denominations than could be purchased by the Fund alone. The Fund's investment in the Portfolio may be withdrawn by the Trustees at any time if the Board determines that it is in the best interests of the Fund to do so. If any such withdrawal were made, the Trustees would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment company or the retaining of an investment advisor to manage the Fund's assets directly.

     Whenever the Fund is requested to vote on matters pertaining to the Portfolio, the Fund will hold a meeting of its shareholders, and the Fund's votes with respect to the Portfolio will be cast in the same proportion as the shares of the Fund for which voting instructions are received.

Investment Objective

     The investment objective of the Fund is to provide long-term growth of capital. There is no assurance that the Fund will achieve its objective. The Fund will attempt to achieve its objective by investing all of its assets in shares of the Portfolio. The Portfolio is a diversified open-end management investment company having the same investment objective as the Fund. The discussion below supplements information contained in the prospectus as to investment policies of the Fund and the Portfolio. Because the investment characteristics of the Fund will correspond directly to those of the Portfolio, the discussion refers to those investments and techniques employed by the Portfolio.

Investment Restrictions

     The Trust (on behalf of the Fund) and the Portfolio have adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority," as defined in the Investment Company Act of 1940 (the "1940 Act"), of the outstanding voting securities of the Fund or the Portfolio. Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of the Fund or the Portfolio represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund or the Portfolio. Except with respect to borrowing, changes in values of assets of the Fund or Portfolio will not cause a violation of the investment restrictions so long as percentage restrictions are observed by the Fund or Portfolio at the time it purchases any security.

In addition, neither the Fund nor the Portfolio may:

     1. Issue senior securities, borrow money or pledge its assets, except that the Fund or Portfolio may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

     2. Make short sales of securities or maintain a short position;

     3. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

     4. Write put or call options;

     5. Act as underwriter (except to the extent the Fund or Portfolio may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

     6. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities), except that the Fund may invest more than 25% of its assets in shares of the Portfolio;

     7. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Portfolio may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

     8. Purchase or sell commodities or commodity futures contracts, except that the Portfolio may purchase and sell stock index futures contracts;

     9. Invest in oil and gas limited partnerships or oil, gas or mineral leases;

     10. Make loans (except for purchases of debt securities consistent with the investment policies of the Fund and the Portfolio and except for repurchase agreements); or

     11. Make investments for the purpose of exercising control or management.

     The Portfolio observes the following restrictions as a matter of operating but not fundamental policy.

     The Portfolio may not:

     1. Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law; or

     2. Invest more than 15% of its net assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities issued under Rule 144A which are determined by the Board of Trustees to be liquid).

Securities and Investment Practices

     The discussion below supplements information contained in the prospectus as to investment policies of the Portfolio. PIC may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help the Portfolio achieve its goals.

Equity Securities

     Equity securities are common stocks and other kinds of securities that have the characteristics of common stocks. These other securities include bonds, debentures and preferred stocks which can be converted into common stocks. They also include warrants and options to purchase common stocks.

Short-Term Investments

     Short-Term Investments are debt securities that mature within a year of the date they are purchased by the Portfolio. Some specific examples of short-term investments are commercial paper, bankers' acceptances, certificates of deposit and repurchase agreements. The Portfolio will only purchase short-term investments which are "high quality," meaning the investments have been rated A-1 by Standard & Poor's Rating Group ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or have an issue of debt securities outstanding rated at least A by S&P or Moody's. The term also applies to short-term investments that PIC believes are comparable in quality to those with an A-1 or Prime-1 rating. U.S. Government securities are always considered to be high quality.

Repurchase Agreements

     Repurchase agreements are transactions in which the Fund or the Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

     Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund and the Portfolio intend to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Boards of Trustees. The Advisor will review and monitor the creditworthiness of such institutions under the Boards' general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the purchaser's ability to sell the collateral and the purchaser could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund and the Portfolio intend to comply with provisions under such Code that would allow them immediately to resell the collateral.

Futures Contracts

     The Portfolio may buy and sell stock index futures contracts. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" which, through their clearing corporations, guarantee performance of the contracts.

     Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. Entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities.

     A stock index futures contract may be used as a hedge by the Portfolio with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflects changes in the specified index of equity securities on which the future is based.

     There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Portfolio may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Portfolio than if it had not entered into any futures on stock indices.

     In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

     Finally, positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time.

Foreign Securities

     The Portfolio may invest in foreign issuers in foreign markets. In addition, the Portfolio may invest in American Depositary Receipts ("ADRs"), which are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets. A depositary may issue unsponsored ADRs without the consent of the foreign issuer of securities, in which case the holder of the ADR may incur higher costs and receive less information about the foreign issuer than the holder of a sponsored ADR. The Portfolio may not invest more than 20% of its total assets in foreign securities, and it will only purchase foreign securities or American Depositary Receipts which are listed on a national securities exchange or included in the NASDAQ system.

     Foreign securities and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments, especially those in developing countries, more volatile.

Forward Foreign Currency Exchange Contracts

     The Portfolio may enter into forward contracts with respect to specific transactions. For example, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Portfolio will thereby be to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

     The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Portfolio to sustain losses on these contracts and transaction costs. The Portfolio may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency or (2) the Portfolio maintains a segregated account as described below. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Portfolio will be served.

     At or before the maturity date of a forward contract that requires the Portfolio to sell a currency, the Portfolio may either sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Portfolio may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

     The cost to the Portfolio of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Segregated Accounts

     When the Portfolio sells a futures contract or enters into a forward foreign currency exchange contract, it will establish a segregated account with its custodian bank, or a securities depository acting for it, to hold assets of the Portfolio in order to insure that the Portfolio will be able to meet its obligations. In the case of a forward foreign currency contract that has been entered into, liquid securities will be maintained in the segregated account in an amount sufficient to meet the Portfolio's obligations pursuant to the forward contract. In the case of a futures contract, liquid securities will be maintained in the segregated account equal in value to the current value of the underlying contract, less the margin deposits. The margin deposits are also held, in cash or U.S. Government securities, in the segregated account.

Debt Securities and Ratings

     Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after the Portfolio has acquired the security. The Advisor will consider whether the Portfolio should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

                                   MANAGEMENT

     The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. Likewise, the Portfolio has a Board of Trustees which has comparable responsibilities, including approving agreements with the Advisor. The day to day operations of the Trust and the Portfolio are delegated to their officers, subject to their investment objectives and policies and to general supervision by their Boards of Trustees.

     The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

Douglass B. Allen (age 37), Trustee        Vice President of the Advisor
and President of the Trust
300 North Lake Avenue
Pasadena, CA 91101

Jettie M. Edwards (age 53), Trustee        Consulting principal of
76 Seaview Drive                           Syrus Associates (consulting firm)
Santa Barbara, CA 93108

Richard N. Frank (age 76), Trustee         Chief Executive Officer, Lawry's
234 E. Colorado Blvd.                      Restaurants, Inc.; formerly Chairman
Pasadena, CA 91101                         of Lawry's Foods, Inc.

James Clayburn LaForce (age70), Trustee    Dean Emeritus, John E. Anderson
P.O. Box 1585                              Graduate School of Management,
Pauma Valley, CA 92061                     University of California, Los
                                           Angeles. Director of The BlackRock
                                           Funds. Trustee of Payden & Rygel
                                           Investment Trust. Director of the
                                           Timken Co., Rockwell International,
                                           Eli Lilly, Jacobs Engineering Group
                                           and Imperial Credit Industries.

Angelo R. Mozilo (age 60), Trustee         Vice Chairman and Executive Vice
155 N. Lake Avenue                         President of Countrywide Credit
Pasadena, CA 91101                         Industries (mortgage banking)

Wayne H. Smith (age 58), Trustee           Vice President and Treasurer of Avery
150 N. Orange Grove Blvd.                  Dennison Corporation (pressure
Pasadena, CA 91103                         sensitive material and office
                                           products manufacturer)

Aaron W. L. Eubanks, Sr. (age 37), Vice    Senior Vice President of the Advisor
President and Secretary of the Trust
300 North Lake Avenue
Pasadena, CA 91101

William T. Warnick, (age 31), Vice         Vice President of the Advisor
President and Treasurer of the Trust
300 North Lake Avenue
Pasadena, CA 91101

----------
* Denotes Trustees who are "interested persons" of the Trust and Portfolio under the 1940 Act.

     The following compensation was paid to each of the following Trustees. No other compensation or retirement benefits were received by any Trustee or officer from the Registrant or other registered investment company in the "Fund Complex."

                                                                           Deferred           Total
                           Aggregate     Aggregate       Deferred        Compensation     Compensation
                         Compensation  Compensation    Compensation     Accrued as Part  From Trust and
                             from          from       Accrued as Part    of Portfolios   Portfolios paid
Name of Trustee              Trust      Portfolios   of Trust Expenses     Expenses        to Trustee
---------------              -----      ----------   -----------------     --------        ----------
Jettie M. Edwards           $13,000       $     0          $    0            $    0           $13,000
Wayne H. Smith              $     0       $     0          $3,232            $    0           $ 3,232
Richard N. Frank            $     0       $     0          $    0            $3,191           $ 3,191
James Clayburn LaForce      $     0       $12,000          $    0            $    0           $12,000
Angelo R. Mozilo            $     0       $     0          $    0            $3,190           $ 3,190

     No person, to the knowledge of the Trust, owned more than 5% of the outstanding shares of the Fund as of October 15, 1999:

     As of October 15, 1999, shares of the Fund owned by the Trustees and officers as a group were less than 1%.

The Advisor

     The Trust does not have an investment advisor, although the Advisor performs certain administrative services for it, including providing certain officers and office space.

     The following information is provided about the Advisor and the Portfolio. Subject to the supervision of the Boards of Trustees of the Portfolio, investment management and services will be provided to the Portfolio by the Advisor, pursuant to an Investment Advisory Agreement (the "Advisory

Agreement"). Under the Advisory Agreement, the Advisor will provide a continuous investment program for the Portfolio and make decisions and place orders to buy, sell or hold particular securities. In addition to the fees payable to the Advisor and the Administrator, the Portfolio and the Trust are responsible for their operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (v) legal and audit expenses; (vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Trust and its shares under federal or state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; (xi) such non-recurring expenses as may arise, including litigation affecting the Trust or the Portfolio and the legal obligations with respect to which the Trust or the Portfolio may have to indemnify their officers and Trustees; and (xii) amortization of organization costs.

     The Advisor is an indirect, wholly owned subsidiary of United Asset Management Corporation ("UAM"), a New York Stock Exchange listed holding company principally engaged, through affiliated firms, in providing institutional investment management services. For its services, the Advisor receives a fee from the Portfolio at an annual rate of 0.90% of its average daily net assets. However, the Advisor has agreed to limit the aggregate expenses of the Portfolio to 1.30% of average net assets.

     Under the Advisory Agreement, the Advisor will not be liable to the Portfolio for any error of judgment by the Advisor or any loss sustained by the Portfolio except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     The Advisory Agreement will remain in effect for two years from its execution. Thereafter, if not terminated, the Advisory Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio.

     The Advisory Agreement is terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolio at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreement also may be terminated by the Advisor on 60 days written notice to the Portfolio. The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

     The Advisor also provides certain administrative services to the Trust pursuant to Administration Agreements, including assisting shareholders of the Trust, furnishing office space and permitting certain employees to serve as officers and Trustees of the Trust. For its services, it earns a fee at the rate of 0.20% of the average net assets of each series of the Trust. However, the Advisor has agreed to limit the aggregate expenses of the Fund to 1.30% of its average daily net assets.

     The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if, within three subsequent years, the Fund's expenses are less than the limit agreed to by the Advisor.

The Administrator

     The Fund and the Portfolio each pay a monthly administration fee to Investment Company Administration, LLC for managing some of their business affairs. The Portfolio pays an annual administration fee of 0.10% of its average net assets, subject to an annual minimum of $45,000. The Fund pays an annual fee of $15,000.

The Distributor

     First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261E, Phoenix AZ 85018, is the Trust's principal underwriter.

Distribution Plan

     The Trustees and/or shareholders of the Trust have adopted, on behalf of the Fund, a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. The Fund will pay the Advisor, as Distribution Coordinator, a service fee at an annual rate of 0.15% of the Fund's average daily net assets. The Advisor will pay certain banks, trust companies, broker-dealers and other financial intermediaries (each, a "Participating Organization) out of the fees the Advisor receives from the Fund under the Plan to the extent that the Participating Organization performs shareholder servicing functions for the Fund owned by its customers.

                             CUSTODIAN AND AUDITORS

     The Trust's custodian, Provident National Bank, 200 Stevens Drive, Lester, PA 19113 is responsible for holding the Fund's assets. Provident Financial Processing Corporation, 400 Bellevue Parkway, Wilmington, DE 19809, acts as each Fund's transfer agent; its mailing address is P.O. Box 8943, Wilmington, DE 19899. The Trust's independent accountants, PricewaterhouseCoopers, LLP, 1177 Avenue of the Americas, New York, NY 10036, assist in the preparation of certain reports to the Securities and Exchange Commission and the Fund's tax returns.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Advisory Agreement states that in connection with its duties to arrange for the purchase and the sale of securities held by the Portfolio by placing purchase and sale orders for the Portfolio, the Advisor shall select such broker-dealers ("brokers") as shall, in its judgment, achieve the policy of "best execution," i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Advisory Agreement to consider the reliability, integrity and financial condition of the broker. The Advisor also is authorized by the Advisory
Agreement to consider whether the broker provides research or statistical information to the Portfolio and/or other accounts of the Advisor. The Advisor may select brokers who sell shares of the Portfolio or the Fund.

     The Advisory Agreement states that the commissions paid to brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Advisory Agreement provides that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Advisor shall be prepared to show that commissions paid (i) were for purposes contemplated by the Advisory Agreement;
(ii) were for products or services which provide lawful and appropriate assistance to its decision-making process; and (iii) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information.

     The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information assisting the Portfolio in the valuation of the Portfolio's investments. The research which the Advisor receives for the Portfolio's brokerage commissions, whether or not useful to the Portfolio, may be useful to it in managing the accounts of its other advisory clients. Similarly, the research received for the commissions may be useful to the Portfolio.

     Debt securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission although the price of the security usually includes a profit to the dealer. Money market instruments usually trade on a "net" basis as well. On occasion, certain money market instruments may be purchased by the Portfolio directly from an issuer in which case no commissions or discounts are paid. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

                               PORTFOLIO TURNOVER

     Although the Portfolio generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Portfolio's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See "Portfolio Transactions and Brokerage."

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Reference is made to "Ways to Set Up Your Account - How to Buy Shares - How To Sell Shares" in the prospectus for additional information about purchase and redemption of shares.

You may purchase and redeem shares of the Fund on each day on which the New York Stock Exchange ("Exchange") is open for trading. The Exchange annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

                                 NET ASSET VALUE

     The net asset value of the Portfolio's shares will fluctuate and is determined as of the close of trading on the Exchange (normally 4:00 p.m. Eastern time) each business day. The Portfolio's net asset value is calculated separately.

     The net asset value per share is computed by dividing the value of the securities held by the Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of interests in the Portfolio outstanding at such time.

     Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

                                    TAXATION

     The Fund will be taxed as a separate entity under the Internal Revenue Code (the "Code") and intends to elect to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. In each taxable year that the Fund qualifies, the Fund (but not their shareholders) will be relieved of federal income tax on its investment company taxable income (consisting generally of interest and dividend income, net short-term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.

     In order to qualify for treatment as a RIC, the Fund must distribute annually to shareholders at least 90% of its investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90%of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

     The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

                           DIVIDENDS AND DISTRIBUTIONS

     Dividends from the Fund's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares.

     Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by the Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

     The Fund is required to withhold 31% of all dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. The Fund also is required to withhold 31% of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.

                             PERFORMANCE INFORMATION

Total Return

     Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

             n
     P(1 + T)  = ERV

where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Yield

     Annualized yield quotations used in the Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

     YIELD = 2 [(a-b + 1){6} - 1]
                 --
                 cd

where a equals dividends and interest earned during the period; b equals expenses accrued for the period, net of reimbursements; c equals the average daily number of shares outstanding during the period that are entitled to receive dividends and; d equals the maximum offering price per share on the last day of the period.

     Except as noted below, in determining net investment income earned during the period ("a" in the above formula), the Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the Fund, net investment income is then determined by totaling all such interest earned.

     For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

Other information

     Performance data of the Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

                               GENERAL INFORMATION

     The Fund is a non-diversified series of the Trust, which is an open-end investment management company, organized as a Delaware business trust on December 11, 1991. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends. The Board of Trustees has created twelve series of shares, and may create additional series in the future, which have separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

     The Fund is one of a series of shares, each having separate assets and liabilities, of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability for its acts or obligations and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations.

     The Declaration of Trust further provides the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. It is not contemplated that regular annual meetings of shareholders will be held.

     The Declaration of Trust provides that the shareholders have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of ten per cent of its shares. In addition, ten shareholders holding the lesser of $25,000 worth or one per cent of the shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communication to all other shareholders. Except for a change in the name of the Trust, no amendment may be made to the Declaration of Trust without the affirmative vote of the holders of more than 50% of its outstanding shares. The holders of shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth above. The Trust may be terminated upon the sale of its assets to another issuer, if such sale is approved by the vote of the holders of more than 50% of its outstanding shares, or upon liquidation and distribution of its assets, if approved by the vote of the holders of more than 50% of its shares. If not so terminated, the Trust will continue indefinitely.

     Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

                                    APPENDIX

Description of Ratings

Moody's Investors Service, Inc.: Corporate Bond Ratings

     Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's Ratings Group: Corporate Bond Ratings

     AAA--This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Commercial Paper Ratings

     Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

     Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

    As filed with the Securities and Exchange Commission on October 15, 1999
                                                       Registration No. 33-44579
                                                               File No. 811-6498
================================================================================







                                     Part C

                                       of

                                    Form N-1A
                             REGISTRATION STATEMENT


                          PROVIDENT INVESTMENT COUNSEL

                              Concentrated Fund I

                            UAM Provident Focus Fund










================================================================================

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS.

     (1)  Declaration of Trust(1)
     (2)  By-Laws(1)
     (3)  Not applicable
     (4)  Management Agreement(3)
     (5)  Amended and Restated Distribution Agreement(5)
     (6)  Not applicable
     (7)  Custodian Agreement(4)
     (8)  (i)   Administration Agreement with Investment Company  Administration
                Corporation(1)
          (ii)  Administration Agreement with Provident Investment Counsel(1)
          (iii) Amendment to  Administration  Agreement with Investment  Company
                Administration, LLC(5)
          (iv)  Amendment to Administration Agreement with Provident  Investment
                Counsel(5)
          (v)   Shareholder Servicing Agreement(5)
          (vi)  Contractual Waiver/Reimbursement Agreement(5)
     (9)  Opinion and consent of counsel(1)
     (10) Consent of Accountants
     (11) Not applicable
     (12) Investment letter(1)
     (13) (i)   Distribution Plan pursuant to Rule 12b-1(2)
          (ii)  Distribution Plan pursuant to Rule 12b-1-Funds B(5)
     (14) Not applicable
     (15) Not applicable

(1) Previously filed with Post-effective Amendment No. 10 to the Registration Statement on Form N-1A of PIC Investment Trust, File No 33-44579, on April 4, 1996 and incorporated herein by reference.

(2) Previously filed with Post-effective Amendment No. 13 to the Registration Statement on Form N-1A of PIC Investment Trust, File No 33-44579, on January 27, 1997 and incorporated herein by reference.

(3) Previously filed with Post-effective Amendment No. 18 to the Registration Statement on Form N-1A of PIC Investment Trust, File No 33-44579, on December 12, 1997 and incorporated herein by reference.

(4) Previously filed with Post-effective Amendment No. 21 to the Registration Statement on Form N-1A of PIC Investment Trust, File No. 33-44579, on September 29, 1998 and incorporated herein by reference.

(5) Previously filed with Post-effective Amendment No. 32 to the Registration Statement on Form N-1A of PIC Investment Trust, File No. 33-44579, on April 6, 1998 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     As of March 26, 1999, Registrant owned 99.9% of the outstanding Interests in PIC Growth Portfolio, PIC Balanced Portfolio, PIC Mid Cap Portfolio and PIC Small Cap Portfolio, all of which are trusts organized under the laws of the State of New York and registered management investment companies.

ITEM 25. INDEMNIFICATION.

     Article VI of Registrant's By-Laws states as follows:

     SECTION 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

     SECTION 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

     (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

     (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

     (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

     The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

     SECTION 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

     SECTION 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

     No indemnification shall be made under Sections 2 or 3 of this Article:

     (a) In respect of any claim, issue, or matter as to which that person shall have been liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

     (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

     (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

     SECTION 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not of the disabling conduct referred to in Section 4 of this Article.

     SECTION 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

     (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

     (b) A written opinion by an independent legal counsel.

     SECTION 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i) security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

     SECTION 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

     SECTION 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

     (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

     (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

     SECTION 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Not applicable.

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a)  The  Registrant's   principal   underwriter  also  acts  as  principal
underwriter for the following investment companies:

     Advisors Series Trust
     Guinness Flight Investment Funds, Inc
     Fremont Mutual Funds, Inc,
     Fleming Capital Mutual Fund Group
     The Purisima Funds
     Professionally Managed Portfolios
     Jurika & Voyles Fund Group
     Kayne Anderson Mutual Funds
     Masters' Select Investment Trust
     O'Shaughnessy Funds, Inc.
     Puget Sound Alternative Investment Trust
     Rainier Investment Management Mutual Funds
     RNC Mutual Fund Group, Inc.
     UBS Private Investor Funds

     (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:

Name and Principal           Position and Offices with      Position and Offices
 Business Address              Principal Underwriter           With Registrant
------------------           -------------------------      --------------------
Robert H. Wadsworth          President and Treasurer        Assistant Secretary
4455 E. Camelback Road
Suite E261
Phoenix, AZ 85018

Eric M. Banhazl              Vice President                 Assistant Treasurer
2025 E. Financial Way
Glendora, CA 91741

Steven J. Paggioli           Vice President and             Assistant Secretary
915 Broadway                 Secretary
New York, NY 10010

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant and Registrant's custodian, as follows: the documents required to be maintained by paragraphs (4), (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant, and all other records will be maintained by the Custodian.

ITEM 29. MANAGEMENT SERVICES.

     Not applicable.

ITEM 30. UNDERTAKINGS.

     The Registrant undertakes, if requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and will assist in communications with other shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 14th day of October, 1999.

                                        PIC INVESTMENT TRUST

                                        BY /s/ Douglass B. Allen*
                                           -------------------------------------
                                           Douglass B. Allen
                                           President

     This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on October 14, 1999.

/s/ Douglass B. Allen*                     President and Trustee
----------------------------
Douglass B. Allen


/s/ Jettie M. Edwards*                     Trustee
----------------------------
Jettie M. Edwards


/s/ Richard N. Frank*                      Trustee
----------------------------
Richard N. Frank


/s/ James Clayburn Laforce*                Trustee
----------------------------
James Clayburn Laforce


/s/ Angelo R. Mozilo*                      Trustee
----------------------------
Angelo R. Mozilo


/s/ Wayne H. Smith*                        Trustee
----------------------------
Wayne H. Smith


/s/ William T. Warnick*                    Treasurer and Principal Financial and
----------------------------               Accounting Officer
William T. Warnick*


/s/ * Robert H. Wadsworth
----------------------------
By: Robert H. Wadsworth
Attorney-in-fact

                                   SIGNATURES

     PIC Consolidated Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of PIC Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Pasadena and State of California on the 14th day of October, 1999.

                                        PIC CONSOLIDATED PORTFOLIO

                                        BY /s/ Douglass B. Allen*
                                           -------------------------------------
                                           Douglass B. Allen
                                           President

     This Amendment to the Registration Statement on Form N-1A of PIC Investment Trust has been signed below by the following persons in the capacities indicated on October 14, 1999.

/S/ Douglass B. Allen*                     President and Trustee
----------------------------
Douglass B. Allen


/s/ Jettie M. Edwards*                     Trustee
----------------------------
Jettie M. Edwards


/s/ Richard N. Frank*                      Trustee
----------------------------
Richard N. Frank


/s/ James Clayburn Laforce*                Trustee
----------------------------
James Clayburn Laforce


/s/ Angelo R. Mozilo*                      Trustee
----------------------------
Angelo R. Mozilo


/s/ Wayne H. Smith*                        Trustee
----------------------------
Wayne H. Smith


/s/ William T. Warnick*                    Treasurer and Principal Financial and
----------------------------               Accounting Officer
William T. Warnick*


/s/ * Robert H. Wadsworth
----------------------------
By: Robert H. Wadsworth
Attorney-in-fact